Corporate information	12 Months Ended
Jun. 30, 2026
Corporate information
Corporate information

1.    Corporate information

LuxExperience B.V. (the “Company”, together with its subsidiaries, “LuxExperience Group”) is a private company with limited liability, incorporated by MYT Holding LLC under the laws of the Netherlands on May 31, 2019. The statutory seat of the Company is in Amsterdam, the Netherlands. The registered office address of the Company is at Einsteinring 9, 85609 Aschheim, Germany. The Company is registered at the trade register of the German Chamber of Commerce under number 261084.

The Company is an operating holding company. Through its subsidiary Mytheresa Group GmbH (“MGG”), LuxExperience Group operates a digital platform for the global luxury fashion consumer, in addition to its flagship retail store and men’s location in Munich. LuxExperience Group started as one of the first multi-brand luxury boutiques in Germany and launched its online business in 2006. LuxExperience Group provides customers with a highly curated selection of products, access to exclusive capsule collections, in-house produced content, and a personalized, memorable shopping experience.

On April 23, 2025, the Company acquired 100% shares of YOOX Net-A-Porter Group S.p.A. (“YNAP”) (together with its subsidiaries, “YNAP Group”), pursuant to a Share Purchase Agreement (“SPA”) that was entered into on October 7, 2024 (the “Transaction”). YNAP is an online luxury and fashion retailer, with a distinctive offering including multi-brand in-season online luxury stores NET-A-PORTER and MR PORTER, and multi-brand off-season off-price online stores YOOX and THE OUTNET. The Group has offices and operations in the United States, Europe, Middle East, Japan, mainland China and Hong Kong SAR, China. It delivers to over 170 countries around the world.

During fiscal year 2026, as part of the post-acquisition integration of YNAP, the Group identified THE OUTNET business as non-core to our long-term strategic objectives and on April 30, 2026, LuxExperience Group completed its disposition of the set of assets powering THE OUTNET platform to The O Group LLC (which has been renamed The Outnet Operations US, LLC), pursuant to an asset purchase agreement dated October 31, 2025. The transaction resulted in the disposal of a defined set of assets associated with THE OUTNET business, which include the relevant brand rights, customer data, and full inventory as well as the required workforce in the United States and the United Kingdom, in exchange for cash consideration. Refer to Note 32 – Discontinued Operations for further details.

As of June 30, 2026, 47.6% of the shares of the Company were held by MYT Holding LLC, USA, and 35.6% of the shares of the Company were held by Richemont Italia Holding S.p.A., Italia, a subsidiary of Compagnie Financière Richemont SA.

The consolidated financial statements of LuxExperience Group were authorized for issue by the Management and Supervisory Board on September 16, 2026.